Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 24,025	$ 22,363
Non-current assets held for sale		547
Trade accounts receivable	408	96
Inventory	1,227	243
Loan to an associate	1,265
Related party prepaid expenses	999
Financial assets at fair value through profit or loss	3,315
Other current assets	415	796
Total current assets	31,654	24,045
NON-CURRENT ASSETS:
Contract fulfillment assets		1,130
Property and equipment, net	77	345
Right-of-use assets, net		104
Investments accounted for using the equity method	17,240	1,663
Intangible assets	8,321	495
Deferred offering costs	836
Retirement benefit assets, net		23
Financial assets at fair value through profit or loss	1,602	4,530
Total non-current Assets	28,076	8,290
TOTAL ASSETS	59,730	32,335
CURRENT LIABILITIES:
Trade accounts payable	702	140
Short term loans	816
Short term related party loan	111
Current portion of long-term related party payable	506
Lease liabilities		60
Warrants at fair value	692	1,039
Contract liabilities	108	69
Liability to event producers	1,556	539
Related parties	616	139
Accrued expenses and other current liabilities	1,532	1,528
Total current Liabilities	6,639	3,514
NON-CURRENT LIABILITIES:
Lease liabilities		47
Contract liabilities		2,580
Loans from related parties	689
Long-term related party payable	711
Deferred tax liability	236
Retirement benefit obligation, net	22
Total non-current liabilities	1,658	2,627
TOTAL LIABILITIES	8,297	6,141
EQUITY:
Share capital – ordinary shares with no par value: authorized – December 31,2021 and December 31,2020 – 1,000,000,000 shares; issued and outstanding - December 31, 2021 – 477,002,560 shares December 31, 2020 – 316,442,738 shares		93,021
Share premium	110,562
Other capital reserves	12,619	10,725
Warrants	197	197
Accumulated deficit	(74,188)	(80,982)
Equity attributable to owners of Medigus Ltd.	49,190	22,961
Non-controlling interests	2,243	3,233
Total Equity	51,433	26,194
TOTAL LIABILITIES AND EQUITY	$ 59,730	$ 32,335